Capital Stock and Changes in Capital Accounts, textuals 2 (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 11, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Arrangements with Employees and Nonemployees [Abstract]
Compensation cost on restricted stock		$ 8,232	$ 8,313	$ 8,279
Unrecognized cost for unvested restricted shares		$ 10,509	$ 13,567
Total Compensation Cost Not yet Recognized, Period for Recognition		11 months 25 days
Resignation of One Borard Member[Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Compensation cost on restricted stock	$ 662